Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets, net	$ 347,298	$ 432,397	$ 575,227
Current portion of operating lease liabilities	244,182	237,270	223,929
Operating lease liabilities, net of current portion	$ 302,251	$ 425,829	$ 663,099